Credit Impairment Losses - Summary of Credit Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit impairment losses [abstract]
Financing guarantee contracts	¥ 7,660,622	¥ 2,933,903	¥ 772,614
Loans to customers	7,175,389	2,441,111	744,893
Accounts and other receivables and contract assets	1,140,937	991,903	1,499,344
Financial assets at amortized cost	575,161	272,909	18,193
Others	(1,644)	3,901	144
Credit impairment losses	¥ 16,550,465	¥ 6,643,727	¥ 3,035,188